Cost of sales (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cost of sales
Personnel expenses		€ (5,404)	€ (4,344)		€ (3,570)
Material costs		(7,082)	(6,443)		(6,837)
Depreciation		(2,197)	(2,071)		(1,562)
Other expenses		(2,598)	(1,510)		(2,512)
Allowance for slow-moving inventory		417	515		(954)
Total	€ (3,504)	(16,864)	(13,853)	[1],[2]	(15,435)	[2]
Rental and building expenses		491	463		644
Travel expenses		294	296		414
License fees		€ 92	€ 404		421
Tooling kits					€ 198

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.